Intangible Asset, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Asset, Net

9. Intangible Asset, Net

Intangible asset, net consists of the following:

(in thousands)	September 30, 2021	December 31, 2020

Xepi® license	$4,600	$4,600
Less: Accumulated amortization	(1,045)	(731)
Intangible asset, net	$3,555	$3,869

The Xepi® license intangible asset was recorded at acquisition-date fair value of $4.6 million and is amortized on a straight-line basis over the useful life of 11 years. Amortization expense is included in selling, general and administrative expense on the statements of operations. Amortization expense for the three and nine months ended September 30, 2021 was $0.1 million and $0.3 million, respectively. Amortization expense for the three and nine months ended September 30, 2020 was $0.1 million and $0.3 million, respectively. The expected annual amortization expense for the next five years from 2021 to 2025 is $0.4 million each year.

We review the Xepi® license intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. As of March 31, 2020, given the impact to the global economy, as well as the Company’s operations, from the COVID-19 pandemic, the Company determined an interim impairment analysis was warranted for the Xepi® license acquired in the Cutanea business combination. The Company evaluated the Xepi® license for impairment using an undiscounted cash flow analysis and determined no impairment charge was necessary.

The Company did not recognize any intangible asset impairment charges during the three and nine months ended September 30, 2021 or 2020.

9. Intangible Asset, Net

Intangible asset, net consists of the following:

(in thousands)	December 31, 2019	December 31, 2020
Xepi® license	$4,600	$4,600
Less: Accumulated amortization	(313)	(731)
Intangible asset, net	$4,287	$3,869

The Xepi® license intangible asset was recorded at acquisition-date fair value of $4.6 million and is amortized on a straight-line basis over the useful life of 11 years. Amortization expense incurred during the years ended December 31, 2019 and 2020 was $0.3 million and $0.4 million, respectively. The expected annual amortization expense for the next five years from 2021 to 2025 is $0.4 million each year.

We review the Xepi® license intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. In fiscal year 2020, given the impact to the global economy, as well as the Company’s operations, from the COVID-19 pandemic, the Company determined an interim impairment analysis was warranted for the Xepi® license acquired in the Cutanea business combination. The Company evaluated the Xepi® license for impairment using an undiscounted cash flow analysis and determined no impairment charge was necessary.